                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    North Run Capital, LP
Address: One International Place
         Suite 2401
         Boston, Massachusetts  02110

13F File Number:  28-11182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas B. Ellis and Todd B. Hammer
Title:     Members of North Run Advisors, LLC
Phone:     617.310.6130

Signature, Place, and Date of Signing:

By:         *
     -----------------------------------------
     Thomas B. Ellis     Boston, Massachusetts     May 15, 2009

By:         *
     -----------------------------------------
     Todd B. Hammer      Boston, Massachusetts     May 15, 2009

     * By: /S/ SARAH L. FILION
           -----------------------------------
           Sarah L. Filion, Attorney-in-Fact
           Pursuant to Powers of Attorney filed herewith as
           Exhibits 24.1 and 24.2 and incorporated by reference herein.


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.




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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $287,091 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY ENERGY INC           COM              017361106    38694  1670000 SH       DEFINED               1670000
BRISTOW GROUP INC              COM              110394103    14600   681300 SH       DEFINED                681300
CHARLOTTE RUSSE HLDG INC       COM              161048103     6431   789100 SH       DEFINED                789100
DISH NETWORK CORP              CL A             25470M109    18934  1704214 SH       DEFINED               1704214
GENTEK INC                     COM NEW          37245X203     4304   246100 SH       DEFINED                246100
HEALTH NET INC                 COM              42222G108    31436  2171000 SH       DEFINED               2171000
INTERVAL LEISURE GROUP INC     COM              46113M108     9732  1836133 SH       DEFINED               1836133
KIRKLANDS INC                  COM              497498105     4636   950000 SH       DEFINED                950000
MCDERMOTT INTL INC             COM              580037109    29123  2175000 SH       DEFINED               2175000
MI DEVS INC                    CL A SUB VTG     55304X104    14526  2365800 SH       DEFINED               2365800
QUADRAMED CORP                 COM NEW          74730W507     3097   512674 SH       DEFINED                512674
RELIANT ENERGY INC             COM              75952B105    24962  7825000 SH       DEFINED               7825000
SEAGATE TECHNOLOGY             SHS              G7945J104     6120  1018256 SH       DEFINED               1018256
SPARK NETWORKS INC             COM              84651P100     2967  1318525 SH       DEFINED               1318525
SPECIALTY UNDERWRITERS ALLIA   COM              84751T309     4818  1327300 SH       DEFINED               1327300
TAL INTL GROUP INC             COM              874083108    12371  1689971 SH       DEFINED               1689971
TRIPLE-S MGMT CORP             CL B             896749108    19712  1600000 SH       DEFINED               1600000
WELLPOINT INC                  COM              94973V107    40628  1070000 SH       DEFINED               1070000
















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                                 EXHIBIT INDEX

Exhibit
No.            Description
-------        -----------

24.1           Power of Attorney executed by Thomas B. Ellis on May 15, 2009

24.2           Power of Attorney executed by Todd B. Hammer on May 15, 2009